Intangible Assets - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 10, 2014	Dec. 31, 2017 PEN (S/) Wells	Dec. 31, 2017 USD ($) Wells	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2016 PEN (S/)	Dec. 31, 2014 PEN (S/)	Aug. 31, 2013 PEN (S/)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment impact in goodwill		S/ 20,100,000		S/ 38,700,000
Period of operating economic activities of each CGU		5 years	5 years
Impairment		S/ (49,609,000)		(54,308,000)
Intangible assets		940,070,000		960,286,000	S/ 878,286,000				S/ 778,743,000
Borrowing costs capitalized		5,900,000		12,200,000	S/ 4,000,000
Costs capitalized		99,000,000		S/ 80,000,000
GMP S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Right for exploiting oil blocks in years	30 years
Total estimated investment | $						$ 560,000
Stracon GyM S.A. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Provision for impairment		S/ 0
Percentage of ownership disposed in subsidiary		87.59%				87.59%
Proceeds from ownership interest disposed		S/ 41,900,000	$ 76,800
Amortisation expense of intangible assets		S/ 41,900,000
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		7.00%		6.75%	5.30%	7.00%	6.75%
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		11.22%		8.90%	9.50%	11.22%	8.90%
Adexus S A [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Trademarks acquired				S/ 32,204,000			$ 9,585
Trademark [member] | Vialy Vives [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment		S/ 29,500,000		15,600,000
Trademark [member] | Vialy Vives [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Trademarks acquired										S/ 75,400,000
Trademark [member] | Morelco SAS [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Trademarks acquired									33,330,000
Trademark [member] | Adexus S A [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Trademarks acquired								S/ 9,100,000
Block III [member] | GMP S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of wells | Wells		230	230
Block IV [member] | GMP S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of wells | Wells		330	330
Blocks I and V [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful lives of wells		5 years	5 years
Blocks III and IV [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful lives of wells		5 years	5 years
Service concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		S/ 528,227,000		517,760,000	S/ 417,893,000				S/ 291,679,000
Road improvement charges		17,000,000		18,000,000
Implementation charge for road safety		4,000,000		3,000,000
Disbursements for acquisition of properties		5,000,000		6,000,000
Other intangible assets contracted for concession delivery process		4,000,000		3,000,000
Financing costs, capitalized		26,000,000		22,500,000
Service concession rights [member] | Contractual arrangements [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		78,000,000		86,000,000
Service concession rights [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowing costs capitalized		S/ 26,000,000		S/ 23,000,000
Borrowings interest rate		7.14%		7.14%		7.14%	7.14%
Service concession rights [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowing costs capitalized		S/ 331,000,000		S/ 297,000,000
Borrowings interest rate		8.72%		8.72%		8.72%	8.72%